Credit Risk - Disclosure of ECL Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Less: Recoveries net of collection costs	£ 23	£ (10)	£ (36)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(994)
Ending balance	(870)	(994)
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	111	164
Change in economic scenarios	(64)	5
New lending and assets purchased	141	93
Redemptions, repayments and assets sold	(192)	(134)
Changes in risk parameters and other movements	104	91
Assets written off	(230)	(232)
Net movement in the period	(124)	(13)
ECL (release)/charge to the Income Statement	106	219
Less: Discount unwind	(24)	(21)
Less: Recoveries net of collection costs	(12)	8
Total ECL (release)/charge to the Income Statement	70	206
ECL | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(994)	(1,007)
Ending balance	(870)	(994)	(1,007)
Stage 1 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(170)
Ending balance	(153)	(170)
Stage 2 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(462)
Ending balance	(359)	(462)
Stage 3 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(362)
Ending balance	(358)	(362)
Exposures - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	35,240	25,927
Redemptions, repayments and assets sold	(43,553)	(38,162)
Changes in risk parameters and other movements	(1,830)	786
Assets written off	(342)	(412)
Net movement in the period	(10,485)	(11,861)
Exposures - On balance sheet | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	300,969	312,830
Ending balance	290,484	300,969	312,830
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(11)	(9)
Transfers from Stage 2 to Stage 1	118	111
Transfers to Stage 3	(2)	(6)
Transfers from Stage 3	2	1
Transfers of financial instruments	107	97
Net ECL remeasurement on stage transfer	(107)	(111)
Change in economic scenarios	(20)	29
New lending and assets purchased	43	28
Redemptions, repayments and assets sold	(44)	(35)
Changes in risk parameters and other movements	9	(9)
Assets written off	0	0
Net movement in the period	(17)	(1)
ECL (release)/charge to the Income Statement	(17)	(1)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL (release)/charge to the Income Statement	(17)	(1)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(170)	(171)
Ending balance	(153)	(170)	(171)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(12,030)	(13,160)
Transfers from Stage 2 to Stage 1	9,543	5,974
Transfers to Stage 3	(437)	(600)
Transfers from Stage 3	36	28
Transfers of financial instruments	(2,888)	(7,758)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	33,906	25,306
Redemptions, repayments and assets sold	(37,638)	(34,246)
Changes in risk parameters and other movements	1,187	(105)
Assets written off	0	0
Net movement in the period	(7,720)	(16,803)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1 | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	274,010	290,813
Ending balance	266,290	274,010	290,813
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	11	9
Transfers from Stage 2 to Stage 1	(118)	(111)
Transfers to Stage 3	(34)	(38)
Transfers from Stage 3	34	15
Transfers of financial instruments	(107)	(125)
Net ECL remeasurement on stage transfer	96	145
Change in economic scenarios	(44)	(33)
New lending and assets purchased	58	45
Redemptions, repayments and assets sold	(69)	(53)
Changes in risk parameters and other movements	(74)	(33)
Assets written off	0	0
Net movement in the period	(103)	(54)
ECL (release)/charge to the Income Statement	(103)	(54)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL (release)/charge to the Income Statement	(103)	(54)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(462)	(516)
Ending balance	(359)	(462)	(516)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	12,030	13,160
Transfers from Stage 2 to Stage 1	(9,543)	(5,974)
Transfers to Stage 3	(848)	(924)
Transfers from Stage 3	417	306
Transfers of financial instruments	2,056	6,568
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	1,170	562
Redemptions, repayments and assets sold	(4,672)	(3,030)
Changes in risk parameters and other movements	(3,372)	497
Assets written off	0	0
Net movement in the period	(2,457)	4,597
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2 | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	23,879	19,282
Ending balance	21,422	23,879	19,282
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	36	44
Transfers from Stage 3	(36)	(16)
Transfers of financial instruments	0	28
Net ECL remeasurement on stage transfer	122	130
Change in economic scenarios	0	9
New lending and assets purchased	40	20
Redemptions, repayments and assets sold	(79)	(46)
Changes in risk parameters and other movements	169	133
Assets written off	(230)	(232)
Net movement in the period	(4)	42
ECL (release)/charge to the Income Statement	226	274
Less: Discount unwind	(24)	(21)
Less: Recoveries net of collection costs	(12)	8
Total ECL (release)/charge to the Income Statement	190	261
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(362)	(320)
Ending balance	(358)	(362)	(320)
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,285	1,524
Transfers from Stage 3	(453)	(334)
Transfers of financial instruments	832	1,190
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	164	59
Redemptions, repayments and assets sold	(1,243)	(886)
Changes in risk parameters and other movements	355	394
Assets written off	(342)	(412)
Net movement in the period	(308)	345
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3 | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,080	2,735
Ending balance	£ 2,772	£ 3,080	£ 2,735